Segment Information - Operating Segment (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Information
Net revenues	¥ 4,270,825,456	$ 585,100,688	¥ 5,530,404,557	¥ 7,108,238,352
Less: Cost of revenues
Total Cost of revenues	3,946,992,974	540,735,820	4,846,371,264	6,118,128,300
Gross profit	323,832,482	44,364,868	684,033,293	990,110,052
Operating (expense) income
Sales and marketing expenses	311,140,438	42,626,065	351,726,623	639,870,865
General and administrative expenses	204,428,800	28,006,631	237,755,845	288,241,624
Research and development expenses	181,676,080	24,889,521	276,935,538	383,091,118
Other operating income (expenses), net	(200,174,118)	(27,423,742)	32,314,541	122,213,830
Impairment of goodwill			13,966,789
Total operating expenses	(897,419,436)	(122,945,959)	(848,070,254)	(1,188,989,777)
Loss from operations	(573,586,954)	(78,581,091)	(164,036,961)	(198,879,725)
Other (expenses) income, net	21,898,241	3,000,047	(52,873,716)	(80,301,141)
Interest income	263,052,300	36,038,017	284,982,128	129,857,831
Foreign exchange gain, net	1,233,807	169,031	125,893
(Loss) income before income taxes and share of income (loss) in equity method investments	(287,402,606)	(39,373,996)	68,197,344	(149,323,035)
Income tax expense	(15,406,551)	(2,110,689)	(1,068,958)	(3,487,038)
Share of income (loss) in equity method investments	(4,001,129)	(548,152)	(31,610,752)	62,395,476
Net (loss) income	(306,810,286)	$ (42,032,837)	35,517,634	(90,414,597)
Revenue sharing fees and content costs
Less: Cost of revenues
Total Cost of revenues	3,363,122,749		3,878,385,035	5,245,923,556
Single reportable segment
Segment Information
Net revenues	4,270,825,456		5,530,404,557	7,108,238,352
Less: Cost of revenues
Total Cost of revenues	(3,946,992,974)		(4,846,371,264)	(6,118,128,300)
Gross profit	323,832,482		684,033,293	990,110,052
Operating (expense) income
Sales and marketing expenses	(311,140,438)		(351,726,623)	(639,870,865)
General and administrative expenses	(204,428,800)		(237,755,845)	(288,241,624)
Research and development expenses	(181,676,080)		(276,935,538)	(383,091,118)
Other operating income (expenses), net	(200,174,118)		32,314,541	122,213,830
Impairment of goodwill			(13,966,789)
Total operating expenses	(897,419,436)		(848,070,254)	(1,188,989,777)
Loss from operations	(573,586,954)		(164,036,961)	(198,879,725)
Other (expenses) income, net	21,898,241		(52,873,716)	(80,301,141)
Interest income	263,052,300		284,982,128	129,857,831
Foreign exchange gain, net	1,233,807		125,893
(Loss) income before income taxes and share of income (loss) in equity method investments	(287,402,606)		68,197,344	(149,323,035)
Income tax expense	(15,406,551)		(1,068,958)	(3,487,038)
Share of income (loss) in equity method investments	(4,001,129)		(31,610,752)	62,395,476
Net (loss) income	(306,810,286)		35,517,634	(90,414,597)
Single reportable segment | Revenue sharing fees and content costs
Less: Cost of revenues
Total Cost of revenues	(3,363,122,749)		(3,878,385,035)	(5,245,923,556)
Single reportable segment | Other Costs
Less: Cost of revenues
Total Cost of revenues	¥ (583,870,225)		¥ (967,986,229)	¥ (872,204,744)